Target Allocations by Asset Class (Detail)	12 Months Ended
Mar. 31, 2012
Asset Class:
Equity securities	15.00%
Debt securities	41.00%
Life insurance company general accounts	19.00%
Short-term assets	2.00%
Alternative investments	23.00%
Total	100.00%